Cover	Dec. 30, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 30, 2021
Entity File Number	001-40209
Entity Registrant Name	Heliogen, Inc.
Entity Central Index Key	0001840292
Entity Tax Identification Number	85-4204953
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	130 West Union Street
Entity Address, City or Town	Pasadena
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91103
City Area Code	(970)
Local Phone Number	924-0046
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	HLGN
Security Exchange Name	NYSE
Redeemable Warrants, exercisable for one share of Common Stock at an exercise price of $11.50
Entity Addresses [Line Items]
Title of 12(b) Security	Redeemable Warrants, exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	HLGN.W
Security Exchange Name	NYSE
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	125 Townpark Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Kennesaw
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30144